Balance Sheets	Dec. 31, 2024 USD ($)	Dec. 31, 2024 AED (د.إ)	Dec. 31, 2023 AED (د.إ)
Non-current assets
Property and equipment	$ 1,119,767	د.إ 4,111,784	د.إ 3,452,092
Intangible assets	10,236	37,585
Right of use asset	365,839	1,343,361	2,141,197
Total Non-current assets	1,495,842	5,492,730	5,593,289
Current assets
Trade receivables	12,868	47,250
Other receivables	237,495	872,080	669,139
Advance Payment to Suppliers	920,989	3,381,872	2,306,399
Cash and cash equivalents	13,028	47,837	68,372
Total Current assets	1,184,380	4,349,039	3,043,910
TOTAL ASSETS	2,680,222	9,841,769	8,637,199
Share capital
Ordinary stock, $0.0001 par value 30,000,000 shares, authorized shares 200,000,000	3,000	11,016	11,016
Additional paid in capital	5,135,195	18,856,437	17,309,994
Accumulated losses	(13,508,432)	(49,602,966)	(27,308,549)
TOTAL DEFICIT	(8,370,237)	(30,735,513)	(9,987,539)
Non-current liabilities
Contract liabilities	3,820,529	14,028,981	9,269,122
Employees’ end-of-service benefits	166,606	611,777	412,678
Payable for shares	27,233	100,000	100,000
Lease liability	137,268	504,048	1,256,274
Total non-current liabilities	4,151,636	15,244,806	11,038,074
Current liabilities
Trade and other payables	875,346	3,214,271	1,226,035
Due to related parties	5,784,692	21,241,387	5,436,740
Lease liability	238,785	876,818	923,889
Total current liabilities	6,898,823	25,332,476	7,586,664
Total liabilities	11,050,459	40,577,282	18,624,738
TOTAL DEFICIT AND LIABILITIES	$ 2,680,222	د.إ 9,841,769	د.إ 8,637,199